Corporate information - Additional Information (Details) ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Jun. 20, 2023	Jun. 10, 2022	Apr. 06, 2022	Mar. 01, 2022	Aug. 31, 2024	Sep. 30, 2021	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Equity-settled listing costs										¥ 1,912,693
Net loss							¥ (914,442)	$ (125,278)	¥ (1,307,150)	(5,637,365)
Net operating cash outflow							(179,138)	$ (24,541)	(567,604)	(586,118)
Accumulated losses							(8,251,652)		¥ (7,338,168)		$ (1,130,472)
Working capital deficit							¥ (910,900)
Existing bank borrowings, period							12 months	12 months
RISE
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value										1,892,000
Identifiable assets acquired (liabilities assumed)										21,000
Equity-settled listing costs										¥ 1,913,000
Ordinary shares | Newlink Technology Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							51.77%	51.77%
Ordinary shares | RISE
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		7.00%
Shaanxi Kuaidian | Beijing Chezhubang
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
Beijing Chezhubang | Anji Zhidian
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
Zhidian Youtong | Beijing Chezhubang
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
Cosmo Light
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
QHM New Energy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
XXND Automobile
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				80.00%
Kuaidian Power Beijing | Anji Zhidian
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Sinopower Holdings International Co Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.999%
Percentage of ownership interest sold in subsidiary					89.999%
Dada | RISE
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | shares										165,791,964
Dada | Ordinary shares | Dada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		93.00%
Minimum
Disclosure of subsidiaries [line items]
Working capital | $											15,000
Maximum
Disclosure of subsidiaries [line items]
Working capital | $											$ 20,000